UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
March 31, 2008

Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:


Name:		Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8


Form 13F File Number: 28-11939


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:


Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		Alternate Compliance Officer
Phone:   	416-932-6337


Signature, Place, and Date of Signing:

___________________________________
[Signature]

Toronto, Ontario, Canada	April 22, 2008
[City, State] 			[Date]




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings
reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if
a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                   Beutel, Goodman & Company Ltd.
                                                   Form 13F Information Table                Form 13F File Number
                 39538                                                                       28 - 11939

                                                       Total       Shares Investment  Other    ----  Voting Authority -----
Name of Issuer        Title of Class    CUSIP      (x $1000)              Discretion  Mgrs.       Sole  Shared    None
-----------------------------------------------------------------------------------------------------------------------------
Bank of Nova Scotia         Common      64149107      301,623    6,303,684     Sole            5,024,916         1,278,768
Barrick Gold Corp.          Common      67901108      146,904    3,184,410     Sole            2,586,910           597,500
BCE Inc.                    Common      05534B109     195,008    5,459,427     Sole            4,351,711         1,107,716
CIBC                        Common      136069101     231,900    3,413,097     Sole            2,683,902           729,195
CDN National Railway        Common      136375102     218,513    4,271,280     Sole            3,433,772           837,508
Enbridge                    Common      29250N105     155,689    3,578,160     Sole            2,931,660           646,500
Encana                      Common      292505104     258,310    3,213,543     Sole            2,605,793           607,750
Manulife Financial          Common      56501R106     345,341    8,550,974     Sole            6,882,002         1,668,972
Molson Coors Canada    Exch NonVot CLB  608711206     349,883    6,315,152     Sole            5,148,102         1,167,050
Nexen                       Common      65334H102     166,567    5,319,962     Sole            4,283,562         1,036,400
Open Text Corp.             Common      683715106     172,509    5,167,063     Sole            4,524,563           642,500
Petro Canada                Common      71644E102     209,636    4,560,497     Sole            3,566,703           993,794
Royal Bank CDA              Common      780087102     146,729    2,976,987     Sole            2,234,658           742,329
Sun Life Financial Inc      Common      866796105     280,554    5,687,422     Sole            4,616,941         1,070,481
Talisman Energy Inc         Common      87425E103     259,048   13,839,461     Sole           11,014,467         2,824,994
Thomson Corp                Common      884903105     134,120    3,779,815     Sole            3,067,315           712,500
Toronto Dominion Bank       Common      891160509     459,197    7,078,648     Sole            5,672,461         1,406,187

TOTAL                                               4,031,531






FORM 13F SUMMARY PAGE



Report Summary:  March  31, 2008


Number of Other
Included Managers: None


Form 13F Information
Table Entry Total:  17



Form 13F Information
Table Value Total:  4,031,531(thousands)



List of Other Included
Managers:  None




Provide a numbered list of the name(s)
and Form 13F file number(s) of all
institutional investment managers
with respect to which this report is
filed, other than the manager filing
this report.
[If there are no entries in this
list, state "NONE" and omit the
column headings and list entries.]


No. Form 13F File Number Name
    28-11939


end of file.